PRIVATE PLACEMENT, FINTECH ACQUISITION CORP. II (FY) (Details) - Private Placement [Member] - USD ($)		12 Months Ended
	Jan. 25, 2017	Dec. 31, 2017
Private Placement [Abstract]
Sale of stock (in shares)	420,000
Price per share (in dollars per share)	$ 10.00
Purchase price	$ 4,200,000
Number of common stock in each unit (in shares)	1
Number of warrant in each unit (in shares)	0.50
Number of securities called by each warrant (in shares)	1
Warrant exercise price (in dollars per share)	$ 11.50
Proceeds from placement units and initial public offering	$ 175,000,000
Number of days required for transfer, assign or sale of stock		30 days
Sponsor [Member]
Private Placement [Abstract]
Sale of stock (in shares)	390,000
Cantor [Member]
Private Placement [Abstract]
Sale of stock (in shares)	30,000